N-4	Apr. 28, 2026
Prospectus:
Document Type	EX-99.4R HISTORIC
Entity Registrant Name	The United States Life Insurance Co in the City of New York
Entity Central Index Key	0001310558
Entity Investment Company Type	N-4
Document Period End Date	Apr. 28, 2026
Amendment Flag	false
Corebridge MarketLock Annuity NY 333-284520
Non-variable Annuities [Line Items]
Non-variable Annuities [Text Block]	Corebridge MarketLock Annuity NY — New Business Rates (%)1yr Nasdaq-100 10% Buffer Dual Direction with Cap
Upside Parameter: Cap
11/17/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
12.25	100	12.25	100
1yr Nasdaq-100 10% Buffer with Cap
Upside Parameter: Cap
11/17/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
16	100	16	100
1yr Nasdaq-100 10% Buffer with Trigger
Upside Parameter: Trigger
11/17/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Trigger	Participation	Trigger	Participation
11	100	11	100
1yr S&P 500 10% Buffer Dual Direction with Cap
Upside Parameter: Cap
11/17/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
11.5	100	11.5	100
1yr S&P 500 10% Buffer with Cap
Upside Parameter: Cap
11/17/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
15	100	15	100
1yr S&P 500 10% Buffer with Trigger
Upside Parameter: Trigger
11/17/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Trigger	Participation	Trigger	Participation
10	100	10	100
1yr S&P 500 20% Buffer with Cap
Upside Parameter: Cap
11/17/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
10.5	100	10.5	100
6yr S&P 500 10% Buffer Dual Direction with Cap
Upside Parameter: Cap
11/17/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
110	100	110	100
6yr S&P 500 10% Buffer with Cap Secure
Upside Parameter: Cap
11/17/2025 – 11/30/2025		12/1/2025 – 12/21/2025		12/22/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation
11.5	100	11.5	100	12	100
6yr S&P 500 10% Buffer with Participation and Cap
Upside Parameter: Participation/Cap
11/17/2025 – 11/30/2025		12/1/2025 – 12/21/2025		12/22/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation
80	105	80	105	150	100
6yr S&P 500 20% Buffer Dual Direction with Cap
Upside Parameter: Cap
11/17/2025 – 11/30/2025		12/1/2025 – 12/31/2025
Cap	Participation	Cap	Participation
65	100	65	100
6yr S&P 500 20% Buffer with Participation and Cap
Upside Parameter: Participation/Cap
11/17/2025 – 11/30/2025		12/1/2025 – 12/21/2025		12/22/2025 – 12/31/2025
Cap	Participation	Cap	Participation	Cap	Participation
65	105	65	105	125	100